Condensed consolidated financial information related to guaranteed debt securities - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Property, plant, equipment and intangible assets	$ 80,691	$ 74,934
Equity accounted investments	1,442	2,863	$ 2,551
Other non-current assets	11,152	8,655
Non-current receivables from subsidiaries	0	0
Total non-current assets	93,285	86,452	83,911
Current receivables from subsidiaries	0	0
Other current assets	19,601	18,501
Cash and cash equivalents	5,177	7,556	4,390	$ 5,090
Total current assets	24,778	26,056
Assets classified as held for sale	0	0
Total assets	118,063	112,508
EQUITY AND LIABILITIES
Total equity	41,159	42,990	39,885	35,099
Non-current liabilities to subsidiaries	0	0
Other non-current liabilities	57,346	52,914
Total non-current liabilities	57,346	52,914
Other current liabilities	19,557	16,605
Current liabilities to subsidiaries	0	0
Total current liabilities	19,557	16,605
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	76,904	69,519
Total equity and liabilities	118,063	112,508
Equinor ASA [member]
ASSETS
Property, plant, equipment and intangible assets	1,930	502
Equity accounted investments	44,131	46,828
Other non-current assets	4,097	2,741
Non-current receivables from subsidiaries	23,387	25,524
Total non-current assets	73,545	75,595
Current receivables from subsidiaries	5,441	2,379
Other current assets	14,325	13,082
Cash and cash equivalents	3,272	6,287	3,759	4,274
Total current assets	23,038	21,747
Assets classified as held for sale		0
Total assets	96,583	97,342
EQUITY AND LIABILITIES
Total equity	41,139	42,970
Non-current liabilities to subsidiaries	22	20
Other non-current liabilities	28,518	28,416
Total non-current liabilities	28,540	28,436
Other current liabilities	8,298	6,955
Current liabilities to subsidiaries	18,605	18,981
Total current liabilities	26,903	25,936
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	55,443	54,372
Total equity and liabilities	96,582	97,342
Equinor Energy AS [member]
ASSETS
Property, plant, equipment and intangible assets	37,560	33,309
Equity accounted investments	22,400	23,668
Other non-current assets	336	381
Non-current receivables from subsidiaries	0	0
Total non-current assets	60,297	57,358
Current receivables from subsidiaries	6,257	6,529
Other current assets	857	927
Cash and cash equivalents	15	27	27	46
Total current assets	7,129	7,483
Assets classified as held for sale		0
Total assets	67,426	64,841
EQUITY AND LIABILITIES
Total equity	26,528	26,706
Non-current liabilities to subsidiaries	11,976	13,847
Other non-current liabilities	20,395	17,033
Total non-current liabilities	32,371	30,880
Other current liabilities	6,039	6,511
Current liabilities to subsidiaries	2,489	744
Total current liabilities	8,527	7,256
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	40,898	38,135
Total equity and liabilities	67,426	64,841
Non-guarantor subsidiaries [Member]
ASSETS
Property, plant, equipment and intangible assets	41,311	41,140
Equity accounted investments	1,377	1,697
Other non-current assets	6,569	5,572
Non-current receivables from subsidiaries	24	22
Total non-current assets	49,281	48,432
Current receivables from subsidiaries	12,510	13,215
Other current assets	5,264	4,780
Cash and cash equivalents	1,890	1,242	603	770
Total current assets	19,665	19,237
Assets classified as held for sale		0
Total assets	68,946	67,668
EQUITY AND LIABILITIES
Total equity	40,767	42,838
Non-current liabilities to subsidiaries	11,413	11,679
Other non-current liabilities	8,442	7,536
Total non-current liabilities	19,855	19,216
Other current liabilities	5,209	3,216
Current liabilities to subsidiaries	3,114	2,398
Total current liabilities	8,324	5,614
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	28,179	24,830
Total equity and liabilities	68,946	67,668
Consodolidation Adjustments [Member]
ASSETS
Property, plant, equipment and intangible assets	(110)	(17)
Equity accounted investments	(66,467)	(69,330)
Other non-current assets	150	(39)
Non-current receivables from subsidiaries	(23,411)	(25,547)
Total non-current assets	(89,838)	(94,933)
Current receivables from subsidiaries	(24,208)	(22,123)
Other current assets	(845)	(288)
Cash and cash equivalents	0	0	$ 0	$ 0
Total current assets	(25,053)	(22,411)
Assets classified as held for sale		0
Total assets	(114,891)	(117,343)
EQUITY AND LIABILITIES
Total equity	(67,274)	(69,524)
Non-current liabilities to subsidiaries	(23,411)	(25,547)
Other non-current liabilities	(9)	(71)
Total non-current liabilities	(23,420)	(25,618)
Other current liabilities	11	(78)
Current liabilities to subsidiaries	(24,208)	(22,123)
Total current liabilities	(24,197)	(22,201)
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	(47,616)	(47,819)
Total equity and liabilities	$ (114,891)	$ (117,343)